FINANCIAL RISK MANAGEMENT - Nominal Value of Currency Derivatives (Details) - Currency risk EUR_ in Millions	Dec. 31, 2019 EUR_
Less than 1 year | Forward derivatives sales - USD/EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	446
Less than 1 year | Forward derivatives sales - EUR/CHF
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	79
Less than 1 year | Forward derivatives sales - Other currencies
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	10
Less than 1 year | Forward derivatives purchases - USD/EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	473
Less than 1 year | Forward derivatives purchases - EUR/CHF
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	130
Less than 1 year | Forward derivatives purchases - EUR/CZK
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	81
Less than 1 year | Forward derivatives purchases - Other currencies
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	2
Over 1 year | Forward derivatives sales - USD/EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	157
Over 1 year | Forward derivatives sales - EUR/CHF
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	35
Over 1 year | Forward derivatives sales - Other currencies
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	0
Over 1 year | Forward derivatives purchases - USD/EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	77
Over 1 year | Forward derivatives purchases - EUR/CHF
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	61
Over 1 year | Forward derivatives purchases - EUR/CZK
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	0
Over 1 year | Forward derivatives purchases - Other currencies
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	0